UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2001
                                                 ------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:             Calvert Investment Counsel
                  -----------------------------
Address:          206 Village Square/Cross Keys
                  -----------------------------
                  Baltimore, Maryland  21210
                  -----------------------------

Form 13F File Number:   028-06266
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    E. Kingdon Hurlock, Jr., CFA
         -----------------------------
Title:   Principal
         -----------------------------
Phone:   410-435-3270
         -----------------------------

Signature, Place, and Date of Signing:

     /s/ E. Kingdon Hurlock          Baltimore, MD                  7/17/2001
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:
                                                 -------------

Form 13F Information Table Entry Total:           115
                                                 -------------

Form 13F Information Table Value Total:          $ 127,729,562
                                                 -------------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE



                                                     Form 13F INFORMATION TABLE
                                                                       --INVESTMENT DISCRETION--         --VOTING POWER--
    ITEM 1            ITEM 2      ITEM 3         ITEM 4        ITEM 5                   SHARED
                                               MARKET VALUE  SHARES /      SOLE SHARED  OTHER            SOLE   SHARED    NONE
                                               ------------  --------      ---- -----   -----            ----   ------    ----
NAME OF ISSUER    TITLE OF CLASS   CUSIP          (x$1000)   PAR VALUE     (A)   (B)     (C)   MANAGER   (A)     (B)       (C)
--------------    --------------  ------       ------------  --------      ---  -----   -----  -------   ----   ------    ----



Abbott Labs             COM       002824100      2,683,200      55,900      X                                            55,900

Abbott Labs             COM       002824100          9,600         200                    X                                 200

ADC Telecom             COM       000886101      1,376,760     208,600      X                                           208,600

Automatic Data          COM       053015103        827,207      16,644      X                                            16,644
Processing

Automatic Data          COM       053015103         12,425         250                    X                                 250
Processing

American Intl. Group    COM       026874107      1,257,128      14,788      X                                            14,788

American Intl. Group    COM       026874107         46,585         548                    X                                 548

AOL Time Warner         COM       00184A105      3,288,650      62,050      X                                            62,050

AOL Time Warner         COM       00184A105         47,700         900                    X                                 900

American Express Co.    COM       025816109      3,840,230      98,975      X                                            98,975

Bank of New York        COM       064057102      5,378,400     112,050      X                                           112,050

Bell South              COM       079860102        276,454       6,865      X                                             6,865

Bristol Myers           COM       110122108        226,145       4,324      X                                             4,324
Squibb Co.

BP Amoco PLC            COM       055622104        311,164       6,242      X                                             6,242

Citigroup Inc.          COM       172967101      3,887,175      73,565      X                                            73,565

Citigroup Inc.          COM       172967101         44,914         850                    X                                 850

Cardinal Health Inc.    COM       14149Y108        317,745       4,605      X                                             4,605

Carnival Corp. C1 A     COM       143658102        493,503      16,075      X                                            16,075

Clear Channel Comm.     COM       184502102      3,206,854      51,146      X                                            51,146

Cendant Corp.           COM       151313103      1,519,421      77,919      X                                            77,919
                                                ----------
                                                29,051,258

Constellation Energy    COM       210371100        474,649      11,142      X                                            11,142
Group

Chevron                 COM       166751107      1,608,638      17,775      X                                            17,775

Colgate Palmolive       COM       194162103        271,354       4,600      X                                             4,600

Conseco, Inc.           COM       208464107        325,904      23,531      X                                            23,531

Costco Wholesale        COM       22160K105        484,744      11,800      X                                            11,800

Costco Wholesale        COM       22160K105         36,972         900                    X                                 900

Computer Sciences       COM       205363104      1,544,959      44,652      X                                            44,652

Cisco Systems           COM       17275R102     10,853,716     596,358      X                                           596,358

Cisco Systems           COM       17275R102         24,570       1,350                    X                               1,350

CVS Corp                COM       126650100      1,140,630      29,550      X                                            29,550

DuPont E 1              COM       263534109        614,674      12,742      X                                            12,742

DuPont E 1              COM       263534109          9,648         200                    X                                 200

Walt Disney Co.         COM       254687106      1,200,842      41,566      X                                            41,566

Diamond Offshore        COM       25271C102      1,075,778      32,550      X                                            32,550

DeVRY Inc.              COM       251893103        334,110       9,250      X                                             9,250

Electronic Data Systems COM       285661104        958,938      15,343      X                                            15,343

EMC Corp.               COM       268648102        699,368      23,910      X                                            23,910

EMC Corp.               COM       268648102         21,938         750                    X                                 750

Equity Office           COM       294741103        232,481       7,350      X                                             7,350
Properties Tr. REIT

El Paso Corporation     COM       28336L109      2,036,713      38,765      X                                            38,765
                                                ----------
                                                23,950,623


El Paso Corporation     COM       28336L109         36,778         700                    X                                 700

Ericsson Tel ADR        COM       294821400        857,092     158,135      X                                           158,135

FelCor Lodging Trust    COM       31430F101        548,730      23,450      X                                            23,450

Flextronics Intl        COM       Y2573F102        361,624      13,850      X                                            13,850

Flextronics Intl        COM       Y2573F102         35,249       1,350                    X                               1,350

Federal Natonal
Mortgage Assn.          COM       313586109        252,369       2,968      X                                             2,968

First Tr 474JLH
Nasdaq Tgt 15 12/00     COM       30265X476         77,624      11,299      X                                            11,299

General Electric        COM       369604103     15,102,994     309,805      X                                           309,805

General Electric        COM       369604103         53,625       1,100                    X                               1,100

Corning Glass Works     COM       219350105        695,554      41,625      X                                            41,625

Corning Glass Works     COM       219350105         16,710       1,000                    X                               1,000

Health Care             COM       42191510         511,666      14,874      X                                            14,874
Properties

Home Depot, Inc.        COM       437076102        294,196       6,320      X                                             6,320

Home Depot, Inc.        COM       437076102         37,240         800                    X                                 800

Intel Corp.             COM       458140100      3,080,815     105,327      X                                           105,327

Intel Corp.             COM       458140100         26,910         920                    X                                 920

Jabil Circuit           COM       466313103        385,750      12,500      X                                            12,500

Johnson & Johnson       COM       478160104        581,000      11,620      X                                            11,620

Johnson & Johnson       COM       478160104         30,000         600                    X                                 600

J.P. Morgan Chase       COM       46625H100        814,485      18,262      X                                            18,262

                                                            ----------
                                                            23,800,409


J.P. Morgan Chase       COM       46625H100         17,840         400                    X                                 400

Kimberly Clark Corp.    COM       49436810         363,350       6,500      X                                             6,500

Coca Cola               COM       191216100        551,205      12,249      X                                            12,249

Lear Corp.              COM       521865105        739,880      21,200      X                                            21,200

AT&T Liberty Media      COM       001957208      1,153,466      65,950      X                                            65,950
Group CL A

Lowes Cos.              COM       548661107      3,708,538     102,234      X                                           102,234

LSI Logic               COM       502161102        503,840      26,800      X                                            26,800

Marriott Int'l A New    COM       571903202        236,700       5,000      X                                             5,000

McDonalds Corp.         COM       580135101      1,394,077      51,518      X                                            51,518

Mercury Interactive     COM       589405109      3,102,820      51,800      X                                            51,800

Mutual Risk Mgmt.       COM       628351108        167,765      18,850      X                                            18,850

Philip Morris Cos.      COM       718154107      1,758,386      34,648      X                                            34,648

Motorola Inc.           COM       620076109        990,851      59,834      X                                            59,834

Merck & Co.             COM       589331107      2,210,136      34,582      X                                            34,582

Merck & Co.             COM       589331107         12,782         200                    X                                 200

Microsoft Corp.         COM       594914104        223,015       3,055      X                                             3,055

Nokia Corp ADR          COM       654902204        226,280      12,000      X                                            12,000

Nokia Corp ADR          COM       654902204         26,628       1,200                    X                               1,200

Nextel Communication    COM       65332V103        826,000      47,200      X                                            47,200

Quaker Oats             COM       747402105        155,125       1,700      X                                             1,700

                                                ----------
                                                18,408,684


Quaker Oats             COM       747402105         45,625         500                    X                                    500

Pepsico                 COM       713448108        941,460      21,300      X                                               21,300

Pepsico                 COM       713448108          8,840         200                    X                                    200

Conseco Financing       PREF      20847P205        350,366      16,700      X                                               16,700
Trust V 8.7% Pfd

TVA 6.75%, 6/1/28       PREF      880591300        301,887      12,090      X                                               12,090
Ser D Pfd P 6/03

Pfizer Inc.             COM       71708110       2,226,420      55,591      X                                               55,591

Proctor & Gamble        COM       742718109        257,497       4,036      X                                                4,036

Putnam Health
Science Tr CL A         COM       746778109        213,721       3,127      X                                                3,127

Pilgrim Prime Rate
Trust                   COM       72146W103         94,341      12,300      X                                               12,300

T. Rowe Price Equity
Income Fund             COM       779547108        210,718       8,524      X                                                8,524

Qwest Communications    COM       749121109        534,683      16,777      X                                               16,777

Transocean Sedco        COM       G90078109        326,411       7,913      X                                                7,913
Forex Inc.

T. Rowe Price Mid
Cap Growth Fund         COM       779556109        222,266       5,630      X                                                5,630

SBC Communications      COM       78387G103        467,861      11,679      X                                               11,679

Schering-Plough Corp.   COM       806605101      2,574,381      71,037      X                                               71,037

Schlumberger Ltd.       COM       806857108      1,786,832       31,016     X                                               31,016

Schlumberger Ltd.       COM       806857108      1,590,872       30,216     X                                               30,216

Schlumberger Ltd.       COM       806857108         31,590          600                   X                                    600

Staples Inc.            COM       855030102      2,249,457      140,679     X                                              140,679

Steinroe Intermed
Bond Fund               COM       858420300        143,649       16,250     X                                               16,250

Service Master Co.      COM       81760N109        387,732       32,311     X                                               32,311

                                                ----------
                                                13,179,777


Teva Pharm Inds ADR     COM       881624209      3,192,875       51,250     X                                               51,250

Thermo Electron Corp.   COM       883556102        365,114       16,581     X                                               16,581

TOTAL FINA ELF S.A.     COM       89151E109        916,110       13,050     X                                               13,050

T. Rowe Price
Tax-Free Income Fund    COM       779576107        122,199       12,611     X                                               12,611

Texaco, Inc.            COM       881694103        329,967        4,950     X                                                4,950

Tyco International      COM       902124106      2,954,224       54,196     X                                               54,196

Tyco International      COM       902124106         49,059          900                   X                                    900

Viacom Inc. Cl B        COM       925524308      3,129,116       60,466     X                                               60,466

Verizon Comm            COM       92343V104        954,868       17,848     X                                               17,848

Wachovia Corp.          COM       929771103        316,618        4,450     X                                                4,450

Wells Fargo & Co.       COM       949746101        246,079        5,300     X                                                5,300

Wells Fargo & Co.       COM       949746101         23,215          500                   X                                    500

Wal-Mart                COM       931142103      4,093,100       83,875     X                                               83,875

Exxon Mobil Corp.       COM       30231G102      2,637,533       30,195     X                                               30,195

Exxon Mobil Corp.       COM       30231G102          8,735          100                   X                                    100
                                                ----------
                                                19,338,811


REPORT TOTALS                                  127,729,562
                                               ===========



